Stock Option Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of option exercised	$ 239,995	$ 161,572
Fair value of share vested	22,232	90,163
Recognized tax benefit	$ 8,696	$ 35,267
2012 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded	104,035
Award expiration period	10 years
Exercise price per share	$ 15.65
valuation model	Black-Scholes option valuation model